PROVISIONS	12 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS
PROVISIONS
Restoration and simulator removal
In certain situations, simulators are installed at locations that are not owned by the Company. In some of these cases, the Company has an obligation to dismantle and remove the simulators from these sites and to restore the location to its original condition. A provision is recognized for the present value of estimated costs to be incurred to dismantle and remove the simulators from these sites and restore the location. The provision also includes amounts relating to leased land and building where restoration costs are contractually required at the end of the lease. Where such costs arise as a result of capital expenditure, these restoration costs are also capitalized.

Restructuring
Restructuring costs consist mainly of severances and other related costs.

Legal claims
The amount represents a provision for certain legal claims brought against the Company. The corresponding charge is recognized in income within selling, general and administrative expenses or other gains – net. Management’s best estimate is that the outcome of these legal claims will not give rise to any significant loss beyond the amounts provided at March 31, 2019.

Warranties
A provision is recognized for expected warranty claims on products sold based on past experience of the level of repairs and returns. It is expected that most of these costs will be incurred between 1 to 7 years. Assumptions used to calculate the provision for warranties were based on current sales levels and current information available about returns based on the warranty period of products sold.

Changes in provisions are as follows:

	Restoration
	and removal	Restructuring	Legal	Warranties	Other	Total
Total provisions, beginning of year	$8.6	$16.8	$3.3	$40.0	$2.9	$71.6
Additions	0.9	—	0.9	16.9	7.1	25.8
Amounts used	(1.5)	(4.4)	(0.5)	(19.3)	(5.4)	(31.1)
Unused amounts reversed	—	—	(0.2)	(0.2)	(0.3)	(0.7)
Exchange differences	—	(0.6)	(0.1)	0.1	—	(0.6)
Total provisions, end of year	$8.0	$11.8	$3.4	$37.5	$4.3	$65.0
Less: current portion	0.3	3.8	2.7	18.7	3.2	28.7
Long-term portion	$7.7	$8.0	$0.7	$18.8	$1.1	$36.3